SEGMENT INFORMATION - Capital Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Capital expenditures	$ 3,802	$ 3,290
Cash expenditures	3,821	3,174
Increase (decrease) in accrued capital expenditures	19	(116)
Reportable total [Member]
Disclosure of operating segments [line items]
Capital expenditures	3,956	3,417
Operating segments | Carlin [Member]
Disclosure of operating segments [line items]
Capital expenditures	661	818
Operating segments | Cortez [Member]
Disclosure of operating segments [line items]
Capital expenditures	414	397
Operating segments | Turquoise Ridge [Member]
Disclosure of operating segments [line items]
Capital expenditures	102	103
Operating segments | Pueblo Viejo [Member]
Disclosure of operating segments [line items]
Capital expenditures	366	269
Operating segments | Loulo-Gounkoto [Member]
Disclosure of operating segments [line items]
Capital expenditures	23	383
Operating segments | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	154	127
Operating segments | Lumwana [Member]
Disclosure of operating segments [line items]
Capital expenditures	689	457
Operating segments | North Mara [Member]
Disclosure of operating segments [line items]
Capital expenditures	206	178
Operating segments | Bulyanhulu [Member]
Disclosure of operating segments [line items]
Capital expenditures	163	150
Operating segments | Other
Disclosure of operating segments [line items]
Capital expenditures	282	261
Operating segments | Reportable segments [member]
Disclosure of operating segments [line items]
Capital expenditures	3,060	3,143
Unallocated amounts [member] | Other
Disclosure of operating segments [line items]
Capital expenditures	896	274
Material reconciling items [member] | Kibali [Member]
Disclosure of operating segments [line items]
Capital expenditures	$ (154)	$ (127)